N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	PRIAC VARIABLE CONTRACT ACCOUNT A
Entity Central Index Key	0001378536
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

Important Information You Should Consider About the Contract

Fees and Expenses

Charges for Early Withdrawals	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.

Transaction Charges	There are no transaction charges and the company will not pass a premium tax on to investors.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract 1	0.85%	1.45%
Investment Options (Portfolio Fees and Expenses)	0.12%	0.60%
Optional Benefits For An Additional Charge 2	0.50%	0.60%
1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
2 The Optional Benefit is the Optional Spousal Benefit.

For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$904	$2,282
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
• No optional benefits	• No sales charges

• No sales charges	• No additional purchase payments, transfers or withdrawals
• No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Charges for Early Withdrawals [Text Block]	There are no fees for early withdrawals and you are not prohibited from making early withdrawals.
Transaction Charges [Text Block]	There are no transaction charges and the company will not pass a premium tax on to investors.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract 1	0.85%	1.45%
Investment Options (Portfolio Fees and Expenses)	0.12%	0.60%
Optional Benefits For An Additional Charge 2	0.50%	0.60%
1 The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
2 The Optional Benefit is the Optional Spousal Benefit.

For more information about the IncomeFlex Select Benefit and the Optional Spousal Benefit, please refer to Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$904	$2,282
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
• No optional benefits	• No sales charges

• No sales charges	• No additional purchase payments, transfers or withdrawals
• No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.45%	[1]
Base Contract (N-4) Footnotes [Text Block]	The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.12%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.60%
Optional Benefits Minimum [Percent]	0.50%	[2]
Optional Benefits Maximum [Percent]	0.60%	[2]
Optional Benefits Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Lowest and Highest Annual Cost [Table Text Block]

To help you understand the cost of investing in the Contract, the following table shows the lowest and highest costs you could pay based on the minimum and maximum charges allowable under the Contract.

Lowest Annual Cost:	Highest Annual Cost:
$904	$2,282
Assumes:	Assumes:
• Investment of $100,000	• Investment of $100,000
• 5% annual appreciation	• 5% annual appreciation
• Least expensive combination of Base Contract fee and portfolio fees and expenses	• Most expensive combination of Base Contract fee, optional benefits and portfolio fees and expenses
• No optional benefits	• No sales charges

• No sales charges	• No additional purchase payments, transfers or withdrawals
• No additional purchase payments, transfers or withdrawals

For more information about ongoing fees and expenses, please refer to Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

Lowest Annual Cost [Dollars]	$ 904
Highest Annual Cost [Dollars]	$ 2,282
Risks [Table Text Block]

Risks

Risk of Loss
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Not a Short-Term Investment
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Investment Restrictions [Text Block]
●
   During the Contract Accumulation Phase, you may make transfers each Contract year without charge.
●
   Empower Annuity Insurance Company reserves the right to add, close, remove or substitute the portfolios used by the Variable Investment Options. You will be given specific notice in advance of any substitution we intend to make.

For more information about investment and transfer restrictions, please refer to
Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?”
later in this prospectus.

Optional Benefit Restrictions [Text Block]
This Contract provides a standard guaranteed income benefit at a cost deducted from your Contract Value with an optional Spousal Benefit. You should know that:
●
   Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.
●
   Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

Tax Implications [Text Block]
You should consult a qualified tax adviser to determine the tax implications of an investment in and payments received under the Contract. Generally, withdrawals (either as a lump sum or as regular payments) are taxed as ordinary income, and may be subject to tax penalties. Depending on your plan type you, you may be charged different fees for early withdrawals or be prohibited from making early withdrawals. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description.

You generally may withdraw money at any time during the Accumulation Phase. You may, however, be subject to income tax. If you make a withdrawal prior to age 59
1
⁄
2
, you also may be subject to a 10% additional tax.

You should consult with your tax adviser for more specific information about the tax treatment of your plan withdrawals.

For more information about tax implications, please refer to
Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
later in this prospectus.

Investment Professional Compensation [Text Block]
While we generally do not pay commissions for the sales of the Contract, some investment professionals may receive compensation for selling the Contract to investors under legacy distribution agreements with the Company. Such compensation (commissions, overrides, and expense reimbursement allowances) may continue to be paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (firms) under these legacy agreements for past sales. Additionally, should an investment professional voluntarily approach the Company with a prospect, the Company would be obligated to pay a commission under these legacy agreements. These investment professionals may have an incentive to sell you one product over another because some products pay higher commissions than others. The investment professional will receive all or a portion of the compensation, depending on the practice of the firm.

For more information about compensation, please refer to
Section 10, “Other Information”
later in this prospectus.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you an annuity in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract, rather than continue to own your existing contract.

For more information about exchanges, please refer to
Section 9, “What Are The Tax Considerations Associated With The Empower Retirement Security Annuity VIII?”
later in this prospectus.

Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

TRANSACTION EXPENSES	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee	$0	$0
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions 2 (as a percentage of Contract Value)	N/A	N/A
The next table describes the fees and expenses that you will pay each year during the time that you
own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses 1, 2	0.85%	1.45%	0.85%	1.45%
Optional Benefit Expenses 1, 3	-	-	0.50%	0.60%

1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
3 The Optional Benefit is the Optional Spousal Benefit.
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES	Minimum	Maximum
Annual Portfolio Company Expenses	0.12%	0.60%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual portfolio company expenses.

13
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you annuitize at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you do not surrender your Contract:	$2,681	$8,234	$14,051	$29,832

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. For more information about those fees and maximum charges, see Section 5, “What Are The Expenses Associated With The Empower Retirement Security Annuity VIII?” later in this prospectus.

TRANSACTION EXPENSES	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Contingent Deferred Sales Charge (as a percentage of purchase payments or amount)	None	None
Transfer Fee	$0	$0
Charge For Premium Tax Imposed On Us By Certain States/Jurisdictions 2 (as a percentage of Contract Value)	N/A	N/A

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Maximum [Dollars]	$ 0
Exchange Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year during the time that you
own the Contract (not including portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES	Base IncomeFlex Select Benefit		With Optional IncomeFlex Select Spousal Benefit
	Current Charge	Maximum Charge	Current Charge	Maximum Charge
Administrative Expenses	$0	$0	$0	$0
Base Contract Expenses 1, 2	0.85%	1.45%	0.85%	1.45%
Optional Benefit Expenses 1, 3	-	-	0.50%	0.60%

1 Percentages noted above are percentages of daily net assets of the Contract Value.
2 Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
3 The Optional Benefit is the Optional Spousal Benefit.

Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Variable Investment Options that you may pay periodically during the time that you own the Contract. For a complete list of Variable Investment Options available under the Contract, including their annual expenses, please refer to “Appendix A: Portfolios Available Under the Contract” later in this prospectus.

ANNUAL PORTFOLIO COMPANY EXPENSES	Minimum	Maximum
Annual Portfolio Company Expenses	0.12%	0.60%
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

Portfolio Company Expenses [Text Block]	(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	0.60%
Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you annuitize at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you do not surrender your Contract:	$2,681	$8,234	$14,051	$29,832

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,681
Surrender Expense, 3 Years, Maximum [Dollars]	8,234
Surrender Expense, 5 Years, Maximum [Dollars]	14,051
Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,832
Annuitize Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you annuitize at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you do not surrender your Contract:	$2,681	$8,234	$14,051	$29,832

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,681
Annuitized Expense, 3 Years, Maximum [Dollars]	8,234
Annuitized Expense, 5 Years, Maximum [Dollars]	14,051
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 29,832
No Surrender Example [Table Text Block]
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Contract expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
If you surrender your Contract at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you annuitize at the end of the applicable time period:	$2,681	$8,234	$14,051	$29,832
If you do not surrender your Contract:	$2,681	$8,234	$14,051	$29,832

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,681
No Surrender Expense, 3 Years, Maximum [Dollars]	8,234
No Surrender Expense, 5 Years, Maximum [Dollars]	14,051
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,832
Item 5. Principal Risks [Table Text Block]
SECTION 2: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE CONTRACT?
The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this prospectus.
Risks Associated with Variable Investment Options.
You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.
Insurance Company Risk.
No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
The IncomeFlex Select Benefit.
This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:

∎
Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

∎
Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

Annuitization
. Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:

∎	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
∎	You generally cannot change the payment stream you chose once it has begun.
∎	Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.
Possible Adverse Tax Consequences.
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.
Risk of Loss of or Reductions to Benefits.
If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Not a Short-Term Investment.
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.
Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Item 10. Benefits Available (N-4) [Text Block]
SECTION 3: WHAT ARE THE BENEFITS AVAILABLE UNDER THE CONTRACT?
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.85% 1	1.45% 1
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit 2	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50% 1	0.60% 1	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

1	Percentage of daily net assets of the Contract Value.
2	The Optional Benefit is the Optional Spousal Benefit.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Contract.

NAME OF BENEFIT	PURPOSE	STANDARD OR OPTIONAL	ANNUAL FEES		RESTRICTIONS/ LIMITATIONS
			Current	Maximum
Death Benefit	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.	Standard	$0	$0	None
IncomeFlex Select Benefit (also referred to as the Base Contract Expense)	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.	Standard	0.85% 1	1.45% 1
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Optional Benefit 2	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.	Optional	0.50% 1	0.60% 1	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.

1	Percentage of daily net assets of the Contract Value.
2	The Optional Benefit is the Optional Spousal Benefit.

Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Item 17. Portfolio Companies (N-4) [Text Block]
APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.
The current expenses and performance information below reflects fee and expenses of the portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.	Fidelity Advisor Asset Manager ® 30% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	12.28%	2.75%	—

Seeks high total return with reduced risk over the long term by allocating its assets among stock, bonds, and short-term instruments.	Fidelity Advisor Asset Manager ® 50% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.55%	14.93%	3.80%	—

Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity Advisor Asset Manager ® 70% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers : FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.60%	16.79%	4.70%	—

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks to provide current income and low to moderate capital appreciation.	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares Advisers : The Vanguard Group, Inc. Sub-Advisers: N/A	0.12%	-14.99%	2.45%	4.44%

Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares Advisers : The Vanguard Group, Inc. Sub-Advisers: N/A	0.13%	-16.00%	3.58%	6.05%

Prospectuses Available [Text Block]
The following is a list of portfolios available under the Contract. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. The prospectuses for the portfolios can be requested by writing us at Empower Care Center, 30 Scranton Office Park, Scranton, PA 18507. You can also request this information at no cost by calling (877) 778-2100.

Portfolio Companies [Table Text Block]

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.	Fidelity Advisor Asset Manager ® 30% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.50%	12.28%	2.75%	—

Seeks high total return with reduced risk over the long term by allocating its assets among stock, bonds, and short-term instruments.	Fidelity Advisor Asset Manager ® 50% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.55%	14.93%	3.80%	—

Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity Advisor Asset Manager ® 70% - Class Z Advisers : Fidelity Management & Research Company LLC (FMR) Sub-Advisers : FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)	0.60%	16.79%	4.70%	—

INVESTMENT OBJECTIVE	PORTFOLIO NAME AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEARS	10 YEARS (or since inception)
Seeks to provide current income and low to moderate capital appreciation.	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares Advisers : The Vanguard Group, Inc. Sub-Advisers: N/A	0.12%	-14.99%	2.45%	4.44%

Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares Advisers : The Vanguard Group, Inc. Sub-Advisers: N/A	0.13%	-16.00%	3.58%	6.05%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The Contract is subject to the risk of loss. You could lose some or all of your Contract Value.

For more information about the risk of loss, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Risk of Loss.
All investments have risks to some degree and it is possible that you could lose money by investing in the Contract. An investment in the Contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. This product is also specifically designed (and priced) for those concerned they may outlive their income. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether investing purchase payments in the Contract is consistent with the purpose for which the investment is being considered.

For more information about the risk profile of the Contract, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment.
The Contract is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis, including the benefits of the IncomeFlex Select Benefit. Consequently, you should not use the Contract as a short-term investment or savings vehicle or if you do not seek the benefits provided by the IncomeFlex Select Benefit. Because of the long-term nature of the Contract, you should consider whether investing Purchase Payments in the Contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract, each of which has its own unique risks. You should review the investment options before making an investment decision.

For more information about the risks associated with the investment options, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the Contract is subject to the risks related to Empower Annuity Insurance Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of Empower Annuity Insurance Company. More information about Empower Annuity Insurance Company is available upon request. Such requests can be made toll-free at (877) 778-2100.

For more information about insurance company risks, please refer to
Section 2, “What Are The Principal Risks Of Investing In The Contract?”
later in this prospectus.

Principal Risk [Text Block]
Insurance Company Risk.
No company other than Empower has any legal responsibility to pay amounts that Empower owes under the Contract. You should look to the financial strength of Empower for its claims-paying ability. Empower is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, including cybersecurity attacks, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Empower and our ability to conduct business and process transactions. Although Empower has business continuity plans, it is possible that the plans may not operate as intended or required and that Empower may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.

Risks Associated with Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks Associated with Variable Investment Options.
You take all the investment risk for amounts allocated to the Sub-accounts, which invest in portfolios. If the Sub-accounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the portfolios in which your Sub-accounts invest. We do not guarantee the investment results of any portfolio. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected portfolio(s), each of which has its own unique risks. You should review the prospectus for each portfolio before making an investment decision.

The IncomeFlex Select Benefit [Member]
Prospectus:
Principal Risk [Text Block]
The IncomeFlex Select Benefit.
This Contract provides a standard guaranteed income benefit with an optional Spousal Benefit at a cost deducted from your Contract Value.
You should know that:

∎
Once you “lock in” your Annual Guaranteed Withdrawal Amount, taking withdrawals over that amount will permanently reduce the Annual Guaranteed Withdrawal Amount and possibly terminate the benefit without value.

∎
Once you “lock in” your IncomeFlex Select Benefit and elect the Spousal Benefit, your choice is irrevocable. An additional charge for the optional Spousal Benefit is deducted from the value of your investment options.

Annuitization [Member]
Prospectus:
Principal Risk [Text Block]
Annuitization
. Once you have annuitized your Contract Value, your decision is irreversible. The impacts of this decision are:

∎	Your Contract Value is no longer available to you to allocate among investment options or make further withdrawals. Instead, you will be paid a stream of annuity payments.
∎	You generally cannot change the payment stream you chose once it has begun.
∎	Both the IncomeFlex Select Benefit and the Death Benefit terminate upon annuitization.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences.
The tax considerations associated with the Contract vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law. We generally do not describe state, local, foreign or other federal tax laws. The effect of federal taxation depends largely upon the type of retirement plan, so we can provide only a generalized description. Additionally, in contrast to many variable annuities, because this Contract can invest in a fund available to the general public, if the Contract is not issued or purchased through a tax qualified plan, the taxes on gains may not be deferred. Before making a Purchase Payment or taking other action related to your Contract, you should consult with a qualified tax adviser for complete information and advice.

Risk of Loss of or Reductions to Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Risk of Loss of or Reductions to Benefits.
If you take certain actions under your Contract, such as surrendering your Contract or taking excess withdrawals under the terms of the IncomeFlex Select Benefit, you may lose or reduce the value of that benefit. For more information about the IncomeFlex Select Benefit, please refer to “IncomeFlex Select Benefit” in Section 3, “What Are The Benefits Available Under The Contract?” later in this prospectus.

Fidelity Advisor Asset Manager® 30% - Class Z [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a high level of current income by allocating its assets among stocks, bonds, short-term instruments and other investments. The fund also considers the potential for capital appreciation.
Portfolio Company Name [Text Block]	Fidelity Advisor Asset Manager ® 30% - Class Z
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	2.75%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Asset Manager® 50% - Class Z [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high total return with reduced risk over the long term by allocating its assets among stock, bonds, and short-term instruments.
Portfolio Company Name [Text Block]	Fidelity Advisor Asset Manager ® 50% - Class Z
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.93%
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]
Fidelity Advisor Asset Manager® 70% - Class Z [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments.
Portfolio Company Name [Text Block]	Fidelity Advisor Asset Manager ® 70% - Class Z
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.79%
Average Annual Total Returns, 5 Years [Percent]	4.70%
Average Annual Total Returns, 10 Years [Percent]
Vanguard LifeStrategy Conservative Growth Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(14.99%)
Average Annual Total Returns, 5 Years [Percent]	2.45%
Average Annual Total Returns, 10 Years [Percent]	4.44%
Vanguard LifeStrategy Moderate Growth Fund Investor Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	6.05%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your beneficiary(ies) by ensuring that they do not receive less than your Contract Value.
Standard Benefit [Flag]	true
Standard Benefit Expense, Maximum [Dollars]	$ 0
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Death Benefit
Base IncomeFlex Select Benefit [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%	[3],[4]
Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[3],[4]
Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
Purpose of Benefit [Text Block]	Once locked in, guarantees your ability to withdraw an Annual Guaranteed Withdrawal Amount, even if your Contract Value is reduced to zero.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.45%	[5]
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.85%	[5]
Standard Benefit Expense, Footnotes [Text Block]	Percentage of daily net assets of the Contract Value.
Brief Restrictions / Limitations [Text Block]
If your Contract Value is reduced to zero because of excess withdrawals, you will not receive any further payments.

Additionally, excess withdrawals reduce the amount of your Annual Guaranteed Withdrawal Amount permanently.

Name of Benefit [Text Block]	IncomeFlex Select Benefit (also referred to as the Base Contract Expense)
With Optional IncomeFlex Select Spousal Benefit [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 0
Administrative Expense, Current [Dollars]	$ 0
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%	[3],[4]
Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[3],[4]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[2],[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[2],[4]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[2],[4]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[2],[4]
Optional Spousal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[5]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[5]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Name of Benefit [Text Block]	Optional Benefit	[2]
Purpose of Benefit [Text Block]	Designed to provide an Annual Guaranteed Withdrawal Amount until the last to die of you and your spouse.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.60%	[5]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.50%	[5]
Optional Benefit Expense, Footnotes [Text Block]	The Optional Benefit is the Optional Spousal Benefit.
Brief Restrictions / Limitations [Text Block]	Results in a lesser Annual Guaranteed Withdrawal Amount. Once elected, the Spousal Benefit may not be revoked. Excess withdrawal rules noted above apply.
Name of Benefit [Text Block]	Optional Benefit	[2]

[1]	The Base Contract fee includes the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
[2]	The Optional Benefit is the Optional Spousal Benefit.
[3]	Base Contract Expenses include the fee for the IncomeFlex Select Benefit and the mortality and expense fee.
[4]	Percentages noted above are percentages of daily net assets of the Contract Value.
[5]	Percentage of daily net assets of the Contract Value.